SunAmerica Asset Management Corp.
733 Third Avenue, Third Floor
New York, NY 10017



January 29, 1996


EDGAR Postmaster, BDM: Postmaster


Re:  Anchor Pathway Fund
     Securities Act File No. 33-14227
     Post-Effective Amendment No. 12

Ladies and Gentlemen:

     I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the above-referenced Fund, dated January 29, 1996, no changes were made from the Prospectus and the Statement of Additional Information contained in Post Effective Amendment No. 12 to the Fund's Registration Statement on Form N-1A, which was filed with the Commission on January 26, 1996.

     Please provide a Notice of Acceptance for receipt of this filing.


                                   Very truly yours


                                   /s/ Robert M. Zakem
                                   Robert M. Zakem
                                   Senior Vice President
                                   and General Counsel